TAXATION, Enterprise Income Tax (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended				60 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2026	Dec. 31, 2021
Income tax expense [Abstract]
Current income tax			$ 272,070	$ 289,998	$ 117,649
Deferred tax			(140,553)	(975)	(27,451)
Withholding tax expense			36,878	43,842	51,442
Income tax expense			168,395	332,865	141,640
Reconciliation of tax [Abstract]
Loss before income tax and share of results of equity investees			(1,500,533)	(1,715,184)	(1,483,238)
Tax expense computed at tax rate of 17%			(255,091)	(291,581)	(252,150)
Changes in valuation allowance			389,129	828,141	403,329
Non-deductible expenses			28,397	19,569	9,554
Effect of concessionary tax rate and tax reliefs			(117,558)	(183,962)	(82,951)
Withholding tax expense			36,878	43,842	51,442
Foreign earnings at different tax rates			85,204	(82,388)	15,103
Others			1,436	(756)	(2,687)
Income tax expense			$ 168,395	$ 332,865	$ 141,640
Singapore [Member]
Enterprise Income Tax [Abstract]
Statutory corporate income tax rate			17.00%	17.00%	17.00%
Singapore [Member] | Garena Online [Member]
Enterprise Income Tax [Abstract]
Development and expansion incentive period commencing from January 1, 2017			5 years
Development and expansion incentive extension period			5 years
Concessionary tax rate								10.00%
Singapore [Member] | Garena Online [Member] | Forecast [Member]
Enterprise Income Tax [Abstract]
Concessionary tax rate							10.50%
Indonesia [Member]
Enterprise Income Tax [Abstract]
Statutory corporate income tax rate					22.00%	25.00%
Philippines [Member]
Enterprise Income Tax [Abstract]
Statutory corporate income tax rate	25.00%	30.00%